Consolidated Income Statement - USD ($) shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fee and other revenue
Asset servicing		$ 4,608	$ 4,383	$ 4,244
Clearing services		1,578	1,553	1,404
Issuer services		1,099	977	1,026
Treasury services		554	557	547
Total investment services fees		7,839	7,470	7,221
Investment management and performance fees		3,685	3,584	3,350
Foreign exchange and other trading revenue		732	668	701
Financing-related fees		207	216	219
Distribution and servicing		139	160	166
Investment and other income		240	64	341
Total fee revenue		12,842	12,162	11,998
Net securities (losses) gains — including other-than-temporary impairment		(47)	6	79
Noncredit-related portion of other-than-temporary impairment (recognized in other comprehensive income)		1	3	4
Net securities (losses) gains		(48)	3	75
Total fee and other revenue		12,794	12,165	12,073
Operations of consolidated investment management funds
Investment (loss) income		(12)	74	35
Interest of investment management fund note holders		1	4	9
(Loss) income from consolidated investment management funds		(13)	70	26
Net interest revenue
Interest revenue		6,432	4,382	3,575
Interest expense		2,821	1,074	437
Net interest revenue		3,611	3,308	3,138
Total revenue		16,392	15,543	15,237
Provision for credit losses		(11)	(24)	(11)
Noninterest expense
Staff	[1]	6,145	6,033	5,809
Professional, legal and other purchased services		1,334	1,276	1,186
Software		772	744	647
Net occupancy		630	570	592
Sub-custodian and clearing	[2]	450	414	400
Distribution and servicing		406	419	405
Furniture and equipment		290	241	247
Business development		228	229	245
Bank assessment charges		170	220	219
Amortization of intangible assets		180	209	237
Other	[1],[2],[3]	606	602	536
Total noninterest expense		11,211	10,957	10,523
Income
Income before income taxes		5,192	4,610	4,725
Provision for income taxes		938	496	1,177
Net income		4,254	4,114	3,548
Net loss (income) attributable to noncontrolling interests (includes $12, $(33) and $(10) related to consolidated investment management funds, respectively)		12	(24)	(1)
Net income applicable to shareholders of The Bank of New York Mellon Corporation		4,266	4,090	3,547
Preferred stock dividends		(169)	(175)	(122)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation		4,097	3,915	3,425
Net income applicable to common shareholders of The Bank of New York Mellon Corporation used for the earnings per share calculation
Net income applicable to common shareholders of The Bank of New York Mellon Corporation		4,097	3,915	3,425
Less: Earnings allocated to participating securities		27	43	52
Net income applicable to common shareholders of The Bank of New York Mellon Corporation after required adjustment for the calculation of basic and diluted earnings per common share		$ 4,070	$ 3,872	$ 3,373
Average common shares and equivalents outstanding of The Bank of New York Mellon Corporation
Basic (shares)		1,002,922	1,034,281	1,066,286
Common stock equivalents (shares)		6,801	13,030	15,672
Less: Participating securities (shares)		(2,582)	(7,021)	(9,945)
Diluted (shares)		1,007,141	1,040,290	1,072,013
Anti-dilutive securities (shares)	[4]	6,804	12,383	31,695
Earnings per share applicable to the common shareholders of The Bank of New York Mellon Corporation
Basic (usd per share)		$ 4.06	$ 3.74	$ 3.16
Diluted (usd per share)		$ 4.04	$ 3.72	$ 3.15

[1]	In 2018, we adopted new accounting guidance included in ASU 2017-07, Compensation-Retirement Benefits: Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, which required the reclassification of the components of pension and other postretirement costs, other than the service cost component. As a result, staff expense increased and other expense decreased. Prior periods have been reclassified. See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[2]	Beginning in 2018, clearing expense, which was previously included in other expense, was included with sub-custodian expense. Prior periods have been reclassified.
[3]	Beginning in 2018, M&I, litigation and restructuring charges are no longer separately disclosed. Expenses previously reported in this line have been reclassified to existing expense categories, primarily other expense.
[4]	Represents stock options, restricted stock, restricted stock units and participating securities outstanding but not included in the computation of diluted average common shares because their effect would be anti-dilutive.